Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax losses carried forward	$ 240,432	$ 251,240
Other	9,348	2,887
Total deferred tax assets	249,780	254,127
Deferred tax liabilities:
Vessels and equipment	20,179	17,018
Other	3,566	5,531
Deferred Tax Liabilities, Gross	23,745	22,549
Net deferred tax assets	226,035	231,578
Valuation allowance	(222,168)	(224,593)
Net deferred tax assets	3,867	6,985
Disclosed in:
Deferred tax asset	7,000	9,168
Other long-term liabilities	3,133	2,183
Net deferred tax assets	3,867	6,985
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	1,021,100	$ 1,040,400
Carried forward indefinitely
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	632,700
2020
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	900
2021
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	400
2022
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	500
2023
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	2,200
2024
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	300
2025
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	600
2026
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	100
2034
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	377,800
2035
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	$ 5,600